Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
October 31, 2024
SFB-NPRT3-1224
1.809079.121
Municipal Securities - 96.8%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Education - 0.6%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,097,395
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,518,356
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	265,488
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	853,937
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,130,025
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	213,838
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,513,204
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,549,846
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	2,042,393
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	465,885
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	835,296
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,171,152
University AL Gen Rev 5% 7/1/2031	2,755,000	2,993,677
		17,650,492
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,615,000	1,624,522
Health Care - 0.0%
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	2,315,000	1,574,200
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	55,000	37,400
		1,611,600
State G.O. - 1.5%
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,268,082
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	960,604
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	820,438
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	20,155,000	20,161,800
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	23,920,000	25,714,347
		48,925,271
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,666,205
TOTAL ALABAMA		71,478,090
Alaska - 0.1%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033 (e)	1,000,000	1,104,717
Transportation - 0.1%
Alaska Airport Series 2016 B, 5% 10/1/2033	2,075,000	2,099,071
TOTAL ALASKA		3,203,788
Arizona - 3.5%
Education - 0.4%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2027	470,000	493,520
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,478,162
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	1,030,000	566,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	945,000	519,750
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,279,335
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,305,450
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,041,728
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	1,890,000	1,952,775
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	1,065,221
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,339,027
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	2,119,338
		15,160,806
Electric Utilities - 1.3%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	45,486,861
General Obligations - 0.4%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,251,893
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,620,449
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,466,016
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,455,362
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Municipal Corp Insured)	1,850,000	2,028,072
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Municipal Corp Insured)	1,205,000	1,310,926
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	794,196
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2032	3,070,000	3,224,547
		14,151,461
Health Care - 0.4%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P MUNI 7DAY HIGR YIELD + 0.81%, 4.08% tender 1/1/2037 (b)(f)	945,000	917,951
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,426,756
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2039	1,415,000	1,423,242
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	383,491
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	418,734
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	377,363
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	398,715
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	924,053
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	197,998
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	304,595
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	416,122
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	351,613
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	144,551
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	176,099
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	3,233,381
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,901,911
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (g)	1,735,000	1,568,452
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (g)	3,290,000	2,726,485
		17,291,512
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,723,679	1,636,604
Special Tax - 0.2%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (h)	4,720,000	5,748,121
Transportation - 0.7%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,800,000	7,044,126
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,116,078
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	357,311
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	591,185
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	515,039
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	823,054
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,598,075
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	5,300,000	5,539,424
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,972,785
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,970,201
		22,527,278
TOTAL ARIZONA		122,002,643
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	417,265
California - 3.8%
Education - 0.6%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,114,992
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,945,923
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2043	3,775,000	3,885,321
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2025	945,000	952,457
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	945,000	969,845
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	971,409
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	971,467
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,210,278
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,449,169
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	962,140
University CA Revs 3% 5/15/2051	4,325,000	3,466,620
University CA Revs 5% 5/15/2036	1,520,000	1,585,308
		21,484,929
General Obligations - 2.0%
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,454,950
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2032	8,225,000	9,397,533
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	11,035,000	13,079,557
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,912,582
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,511,664
Poway CA Unified Sch Dist 0% 8/1/2032 (i)	1,225,000	949,756
Poway CA Unified Sch Dist 0% 8/1/2033 (i)	4,105,000	3,058,059
Poway CA Unified Sch Dist 0% 8/1/2037 (i)	7,555,000	4,726,027
Poway CA Unified Sch Dist 0% 8/1/2038 (i)	8,400,000	5,012,282
Poway CA Unified Sch Dist 0% 8/1/2039 (i)	6,815,000	3,879,732
Poway CA Unified Sch Dist 0% 8/1/2041 (i)	4,625,000	2,387,748
Poway CA Unified Sch Dist 0% 8/1/2051 (i)	1,355,000	407,053
San Diego CA Comm Coll Dist 0% 8/1/2035 (i)	2,830,000	1,950,872
San Diego CA Uni Sch Dist 0% 7/1/2034 (i)	1,225,000	884,165
San Diego CA Uni Sch Dist 0% 7/1/2037 (i)	4,820,000	3,052,986
San Diego CA Uni Sch Dist 5.375% 7/1/2047 (h)	2,455,000	2,024,504
San Marcos Unified School District 0% 8/1/2047 (i)	3,495,000	1,310,784
State of California 5% 9/1/2034	5,000,000	5,793,366
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,068
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,012
		63,833,700
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	862,116	603,481
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,322,876	2,227,233
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,709,607	5,873,322
		8,100,555
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,000,000	891,983
Special Tax - 0.1%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2027	990,000	1,002,783
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,295,000	1,309,684
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (i)	1,510,000	1,405,599
		3,718,066
State G.O. - 0.2%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	5,140,000	5,507,500
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (i)	44,735,000	4,840,698
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	982,940
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,503,339
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	1,011,034
		8,338,011
Transportation - 0.5%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (i)	485,000	131,568
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (i)	1,665,000	428,819
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	14,945,000	15,990,276
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019B, 5% 5/1/2049	2,765,000	2,897,309
		19,447,972
TOTAL CALIFORNIA		131,926,197
Colorado - 0.7%
Electric Utilities - 0.2%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,396,610
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	5,485,000	5,555,325
		6,951,935
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority 5% 9/1/2025 (Escrowed to Maturity)	245,000	248,625
Colorado Health Facilities Authority 5% 9/1/2028 (Pre-refunded to 9/1/2027 at 100)	2,075,000	2,197,295
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	1,020,000	1,088,766
		3,534,686
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,977,489
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,700,000	2,074,533
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	4,022,323
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 4% 11/1/2039	2,815,000	2,737,157
		10,811,502
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	595,000	600,339
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	1,060,000	1,040,154
		1,640,493
TOTAL COLORADO		22,938,616
Connecticut - 1.9%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,543,859
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	1,006,153
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,499,889
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,546,902
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) Series S, 4% 6/1/2051	1,120,000	1,069,416
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	984,399
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	1,080,535
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	520,815
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	468,982
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	233,208
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,022,849
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,168,311
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	390,786
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,508,558
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,600,255
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,444,309
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,222,901
		20,312,127
General Obligations - 0.3%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	876,018
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	945,000	1,002,313
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	6,615,000	6,810,302
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	932,439
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	854,225
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	1,078,565
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	613,632
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	377,847
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	540,000	546,010
		13,091,351
Health Care - 1.0%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(g)	1,325,000	861,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(g)	1,925,000	1,251,250
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (g)	1,100,000	1,027,309
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (g)	1,295,000	1,248,982
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,779,487
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,727,335
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	4,445,000	4,576,770
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,304,112
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,860,513
		22,637,008
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	830,000	835,408
Special Tax - 0.2%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,301,815
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (g)	1,895,000	1,928,703
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (g)	2,950,000	2,972,005
		7,202,523
Water & Sewer - 0.1%
State of Connecticut Series A, 5% 5/1/2035	2,195,000	2,281,394
TOTAL CONNECTICUT		66,359,811
District Of Columbia - 1.1%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2033	2,170,000	2,261,880
Health Care - 0.3%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) 5% 7/15/2029	3,775,000	3,847,050
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) 5% 7/15/2030	6,130,000	6,243,277
		10,090,327
Special Tax - 0.3%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,472,861
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	7,090,000	7,536,100
		12,008,961
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,254,582
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	2,005,406
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,995,631
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	4,210,000	3,164,588
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,584,077
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Municipal Corp Insured)	2,400,000	1,741,733
		14,746,017
TOTAL DISTRICT OF COLUMBIA		39,107,185
Florida - 5.2%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,724,053
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (g)	2,000,000	2,036,089
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (g)	1,900,000	1,927,061
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	633,826
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,222,393
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	720,000	746,640
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,340,000	1,377,849
		11,667,911
Electric Utilities - 0.5%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	404,957
Florida St Mun Pwr Agy Rev 5% 10/1/2030	930,000	957,275
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,015,000	1,043,817
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2029	1,180,000	1,196,624
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,914,140
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,693,431
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	10,223,702
		20,433,946
Escrowed/Pre-Refunded - 0.0%
Halifax Hosp Med Ctr FL Hosp Series 2015, 5% 6/1/2028 (Pre-refunded to 6/1/2025 at 100)	620,000	626,451
General Obligations - 1.8%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	1,505,000	1,546,520
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	965,000	987,835
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2029	6,025,000	6,088,431
Hillsborough Cnty FL Sch Brd 5% 7/1/2026	7,555,000	7,624,948
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2029	11,680,000	11,767,107
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	9,440,000	9,607,435
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016B, 5% 8/1/2026	4,255,000	4,395,350
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	748,765
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2028	1,870,000	1,891,006
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	470,000	483,625
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2028	3,775,000	3,880,190
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	1,890,000	1,938,160
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	3,125,000	3,198,077
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	2,090,000	2,136,160
		56,293,609
Health Care - 1.3%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,453,806
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,442,220
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	1,380,000	1,466,187
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Municipal Corp Insured)	1,655,000	1,742,480
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	530,000	565,378
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	670,000	723,885
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	2,051,676
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	4,730,000	5,080,518
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2026	1,890,000	1,951,655
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,672,050
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	1,445,000	1,445,388
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	3,690,000	3,613,565
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	3,023,302
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,460,391
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	3,700,000	3,842,641
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	687,734
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2037	4,720,000	4,871,755
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	3,210,000	3,288,264
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 5% 12/1/2040	945,000	946,365
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,360,846
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,045,077
		47,735,183
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,305,000	1,325,728
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	2,130,000	2,135,470
		3,461,198
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	220,000	224,300
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	404,116
		628,416
Transportation - 1.1%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	803,089
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2035	2,455,000	2,476,499
Florida St Mid Bay Bridge Auth Series C, 5% 10/1/2035	1,890,000	1,904,685
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	1,510,000	1,523,043
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2041	1,135,000	1,126,628
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	2,020,000	2,223,783
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,362,207
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,119,844
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2025	1,350,000	1,351,144
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	945,924
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,102,088
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	955,950
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	4,015,000	4,156,162
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	3,890,000	3,993,429
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	4,320,000	4,407,552
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	2,700,000	2,740,833
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	2,175,000	2,201,709
		38,394,569
TOTAL FLORIDA		179,241,283
Georgia - 3.8%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	1,053,245
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2033	2,360,000	2,602,574
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2038	500,000	506,826
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2040	1,320,000	1,328,040
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,144,382
		6,635,067
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,625,000	1,630,079
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	3,105,000	3,100,737
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,900,000	1,924,010
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	5,318,124
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	416,004
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	938,817
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,918,088
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	922,780
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,131,578
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,108,616
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,138,237
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,922,772
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,211,213
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,501,034
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	627,971
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	729,498
		26,539,558
Health Care - 0.8%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	6,080,000	6,309,211
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,373,608
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,232,116
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	7,038,066
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,608,278
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2039	2,360,000	2,335,762
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,394,733
		25,291,774
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,436,256
State G.O. - 1.9%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	20,380,000	20,638,459
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	19,695,000	20,994,547
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,826,131
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,119,305
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,378,780
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,499,254
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	6,450,000	6,877,439
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,939,650
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,063,513
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	902,898
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto-Dominion Bank/The Guaranteed) (b)	2,600,000	2,791,500
		66,031,476
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,630,356
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,115,126
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,248,580
		3,994,062
TOTAL GEORGIA		129,928,193
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,055,454
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,194,916
		2,250,370
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036 (e)	1,910,000	2,168,028
TOTAL HAWAII		4,418,398
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (Trinity Health Proj.) 5% 12/1/2024	470,000	470,530
Idaho Health Facs Auth Rev (Trinity Health Proj.) 5.5% 12/1/2027	3,070,000	3,110,702
		3,581,232
Housing - 0.1%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	1,210,000	1,214,908
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2025	665,000	672,833
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2026	470,000	485,448
		1,158,281
TOTAL IDAHO		5,954,421
Illinois - 12.6%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,298,798
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,405,348
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,451,899
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	327,383
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	788,977
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	180,288
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	810,000
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	406,844
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	466,295
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	190,000	203,335
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	275,000	292,576
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2033	470,000	498,170
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2035	285,000	300,031
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2036	285,000	299,422
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2037	330,000	346,316
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	355,000	372,114
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2039	610,000	640,741
University of Illinois Series 2018A, 5% 4/1/2029	3,720,000	3,952,828
		15,041,365
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	1,785,000	1,802,257
Escrowed/Pre-Refunded - 0.3%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	141,104
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2029 (Pre-refunded to 8/15/2026 at 100)	960,000	994,157
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,391
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	265,000	270,177
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	8,380,000	8,067,800
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (i)	440,000	413,788
		9,907,417
General Obligations - 5.4%
Chicago IL Brd Ed 5% 12/1/2025	2,670,000	2,693,359
Chicago IL Brd Ed 5% 12/1/2026	500,000	509,959
Chicago IL Brd Ed 6.5% 12/1/2046	400,000	412,754
Chicago IL Brd Ed 7% 12/1/2046 (g)	1,400,000	1,492,943
Chicago IL Brd Ed Series 2015 C, 5.25% 12/1/2039	755,000	755,032
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2036	440,000	443,559
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,326,639
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	868,284
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,957,153
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2025	2,360,000	2,380,653
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2026	1,985,000	2,024,937
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	3,045,434
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,749,348
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,875,596
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,565,000	1,591,881
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	7,225,000	7,458,240
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,849,838
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,791,480
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,697,007
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2029	5,770,000	5,970,412
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,502,722
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	519,454
Illinois St Gen. Oblig. 5% 2/1/2026	945,000	963,174
Illinois St Gen. Oblig. 5% 2/1/2027	3,535,000	3,669,257
Illinois St Gen. Oblig. 5% 2/1/2028	3,300,000	3,427,708
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,739,997
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,699,398
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	2,049,668
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	3,165,000	3,275,923
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	1,415,000	1,460,130
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	3,305,000	3,520,972
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,924,157
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	7,963,945
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,756,648
Illinois St Gen. Oblig. Series APRIL 2014, 5% 4/1/2028	550,000	551,521
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,365,470
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	575,000	589,589
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	108,462
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	765,324
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	607,365
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	761,124
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,948,316
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,570,528
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,363,704
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,253,209
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,228,305
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	3,305,000	3,508,757
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,367,277
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,444,731
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,212,604
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,615,363
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	5,117,131
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	17,067,262
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	710,613
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	768,425
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,631,299
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	1,017,695
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2033	10,270,000	10,422,427
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	918,216
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (i)	3,150,000	3,013,751
Mchenry Cnty IL Comnty SD #200 Series 2006 B, 0% 1/15/2025 (i)	4,190,000	4,155,794
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,075,678
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (i)	2,560,000	2,388,621
		185,916,222
Health Care - 1.9%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	685,000	676,095
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	2,915,000	2,883,861
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,398,573
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,965,000	2,039,366
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	2,340,000	2,411,610
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	970,000	992,209
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	750,000	758,502
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,476,111
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,863,699
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	9,440,000	9,549,932
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,342,408
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 5% 11/15/2034	1,135,000	1,142,176
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,944,708
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2033	4,330,000	4,468,488
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2034	2,280,000	2,350,597
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	716,026
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	1,064,446
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,703,734
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	5,449,570
		58,232,111
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	460,122
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	418,400
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	4,830,000	4,724,578
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,399,873	3,838,936
		9,442,036
Special Tax - 2.9%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,527,125
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	5,010,186
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,240,852
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	6,201,948
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (i)	775,000	595,916
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (i)	12,285,000	7,568,535
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (i)	5,570,000	1,599,662
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured) (i)	5,735,000	4,873,285
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (i)	7,835,000	5,195,576
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (i)	30,875,000	14,227,256
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (i)	7,170,000	3,144,197
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (i)	11,465,000	4,791,215
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (i)	10,015,000	3,725,532
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	5,247,582
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	21,945,000	22,455,606
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,975,031
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	882,482
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,200,118
		99,462,104
Transportation - 1.3%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	770,000	767,625
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	4,250,000	4,300,314
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	5,005,000	5,061,623
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	4,485,000	4,547,097
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	1,230,000	1,244,993
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034	1,430,000	1,470,348
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	2,400,000	2,464,936
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	1,560,000	1,600,566
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	6,045,000	6,196,350
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	2,125,000	2,176,218
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,084,636
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,088,231
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2037	6,305,000	6,341,896
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	705,000	710,012
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	1,505,000	1,540,162
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	907,769
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,060,000	1,112,619
		42,615,395
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2033	3,175,000	3,291,512
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2035	530,000	548,306
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,538,090
		8,377,908
TOTAL ILLINOIS		430,796,815
Indiana - 0.9%
Education - 0.3%
Indiana St Fin Auth Rev (Butler University Proj.) Series 2019, 4% 2/1/2044	2,450,000	2,290,379
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2039	945,000	913,752
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,928,492
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,191,558
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,533,052
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,029,618
		9,886,851
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,975,382
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,977,621
		5,953,003
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	542,721
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,779,731
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,790,000	3,497,338
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	455,902
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,434,809
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	323,698
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,786,950
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (g)	1,660,000	1,443,682
		12,264,831
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	825,000	809,461
Special Tax - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,208,395
TOTAL INDIANA		32,122,541
Iowa - 0.2%
Health Care - 0.1%
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	2,360,000	2,421,552
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	375,000	370,889
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,470,428
		2,841,317
TOTAL IOWA		5,262,869
Kentucky - 2.1%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,619,680
General Obligations - 0.6%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,877,533
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,255,769
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	505,000	535,483
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	265,000	279,275
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	595,000	626,474
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	680,000	715,954
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	419,755
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	356,464
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	600,926
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,898,006
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,172,086
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,701,345
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,536,799
		18,975,869
Health Care - 1.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,867
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	61,909
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	1,135,000	1,141,403
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	1,665,000	1,438,209
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,450,000	1,864,568
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	2,360,000	2,407,209
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	1,002,832
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	972,387
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,636,282
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,299,728
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,465,657
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2025	45,000	45,046
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	50,000	50,139
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,272
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,286
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,303
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,280
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	6,045,000	6,169,081
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	7,310,000	7,452,398
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	4,155,000	4,229,430
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,835,606
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,360,000	1,400,392
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,635,000	1,751,765
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,503,431
		43,000,480
State G.O. - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,875,000	5,170,770
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,244,697
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,205,482
		3,450,179
TOTAL KENTUCKY		72,216,978
Louisiana - 0.1%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,178,855
Health Care - 0.1%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 5% 7/1/2047	1,605,000	1,628,203
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	995,000	1,079,316
TOTAL LOUISIANA		3,886,374
Maine - 1.2%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,865,228
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	4,069,405
		10,934,633
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	104,018
Brunswick ME 2.5% 11/1/2039	335,000	263,246
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,009,978
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,048,212
		4,425,454
Health Care - 0.7%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,187,074
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,098,418
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,981,388
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,708,049
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,200,501
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,941,958
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,229,084
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2043	4,250,000	4,337,017
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	967,295
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2046	1,665,000	1,399,750
		22,050,534
Transportation - 0.1%
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2033	660,000	699,947
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2034	945,000	999,096
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2035	1,040,000	1,095,764
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2036	1,890,000	1,988,809
		4,783,616
TOTAL MAINE		42,194,237
Maryland - 1.1%
Education - 0.0%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,865,000	1,902,656
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,395,559
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	909,819
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	755,324
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	820,391
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,567,316
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	5,795,106
		14,243,515
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	3,200,675
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	669,917
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2035	1,940,000	1,965,800
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2038	1,060,000	1,070,019
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2040	1,890,000	1,895,913
		8,802,324
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,340,000	1,332,514
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,505,000	1,508,936
		2,841,450
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	830,177
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,279,379
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,485,766
		5,595,322
Transportation - 0.2%
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	4,620,000	5,182,000
TOTAL MARYLAND		38,567,267
Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,621,532
Massachusetts - 1.4%
Education - 0.7%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	7,997,910
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	7,245,590
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	8,485,872
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2019, 5% 9/1/2059	4,445,000	4,600,683
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	967,303
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,119,389
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,296,652
		31,713,399
Health Care - 0.7%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	2,360,000	2,395,828
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2032	800,000	905,138
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	1,750,000	1,917,499
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	8,516,046
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015 D, 5% 7/1/2044	2,430,000	2,433,771
		16,168,282
TOTAL MASSACHUSETTS		47,881,681
Michigan - 2.3%
Electric Utilities - 0.5%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,567,338
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,806,077
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,893,419
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,407,859
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	756,160
		14,430,853
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,284
Michigan St Hosp Fin Auth Rev Series 2008C, 5% 12/1/2032 (Pre-refunded to 12/1/2027 at 100)	40,000	42,567
		52,851
General Obligations - 0.4%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,901,885
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,209,132
Portage MI Pub Schs 5% 11/1/2033	945,000	966,950
Portage MI Pub Schs 5% 11/1/2036	1,180,000	1,205,672
Portage MI Pub Schs 5% 11/1/2037	945,000	964,865
Warren MI Cons Sch Dist 5% 5/1/2028 (State of Michigan Guaranteed)	3,870,000	3,979,913
Warren MI Cons Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	3,995,000	4,111,427
		14,339,844
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,427,380
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,365,000	1,399,448
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2032	4,545,000	4,678,884
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	1,555,000	1,603,755
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	2,112,435
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	302,669
		11,524,571
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,345,216
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,457,675
		3,802,891
Special Tax - 0.3%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,109,484
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,167,765
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,317,550
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,104,096
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,664,074
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	1,740,000	1,796,683
		10,159,652
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,858,695
Transportation - 0.5%
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	565,000	593,991
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	255,000	263,563
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	330,000	343,193
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	470,000	486,061
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2028	1,040,000	1,095,866
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2029	1,510,000	1,533,564
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2030	1,225,000	1,242,897
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2031	2,170,000	2,200,368
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2031	1,415,000	1,434,802
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2032	1,415,000	1,434,131
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2033	1,890,000	1,914,451
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	545,445
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	690,453
		13,778,785
Water & Sewer - 0.2%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2043	1,415,000	1,472,815
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	6,135,000	6,333,924
		7,806,739
TOTAL MICHIGAN		77,754,881
Minnesota - 1.5%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	983,695
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	694,779
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	846,667
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	975,476
		3,500,617
General Obligations - 0.6%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,258,685
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,279,551
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,452,137
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,595,656
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,783,692
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,235,000	1,212,918
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,290,000	1,264,954
Sauk Rapids Minn Isd No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,129,098
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	900,000	897,160
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	945,000	940,367
		15,814,218
Health Care - 0.8%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	6,685,000	6,768,243
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5% 2/15/2058	11,185,000	11,288,035
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2027	1,215,000	1,227,024
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Allina Health System Proj.) Series 2017 A, 5% 11/15/2025	1,290,000	1,307,250
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(g)	3,150,000	3,106,148
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	3,106,157
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	4,085,000	4,210,245
		31,013,102
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	650,000	691,188
TOTAL MINNESOTA		51,019,125
Mississippi - 0.1%
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	2,375,000	2,329,085
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	745,799
		3,074,884
TOTAL MISSISSIPPI		3,074,884
Missouri - 1.0%
Education - 0.1%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 4% 10/1/2048	1,040,000	992,164
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 5% 10/1/2046	3,990,000	4,143,603
		5,135,767
Health Care - 0.8%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	31,307
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,442,817
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) 5% 5/1/2033	9,100,000	10,300,018
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,276,509
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,985,000	1,937,177
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	379,597
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	380,180
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,965,752
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2036	1,135,000	1,144,506
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,510,000	2,521,602
		23,379,465
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	355,000	356,264
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	1,320,000	1,379,057
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,121,275
		2,500,332
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2026	225,000	230,288
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	502,078
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	474,062
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,208,615
		2,415,043
TOTAL MISSOURI		33,786,871
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	2,063,046
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	215,000	216,236
TOTAL MONTANA		2,279,282
Nebraska - 0.7%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	739,967
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	866,163
		1,606,130
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	1,890,000	1,966,514
Lincoln NE Series 2018, 5% 9/1/2032	3,525,000	3,659,156
Lincoln NE Series 2018, 5% 9/1/2033	2,115,000	2,193,756
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	1,575,000	1,602,063
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	945,000	960,804
		10,382,293
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	815,000	809,354
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,500,000	1,183,668
		1,993,022
State G.O. - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,795,000	10,333,321
TOTAL NEBRASKA		24,314,766
Nevada - 0.9%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	2,630,000	2,314,200
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	8,761,856
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	4,059,344
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041 (e)	4,620,000	4,048,134
		19,183,534
Health Care - 0.3%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,611,672
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,384,730
		8,996,402
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	460,000	461,903
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	1,034,969
		1,496,872
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,849,896
TOTAL NEVADA		32,526,704
New Hampshire - 1.2%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	992,224
Health Care - 0.9%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	2,590,000	2,031,196
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2036	1,135,000	1,150,197
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	1,790,000	1,780,494
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,274,257
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	244,303
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,934,122
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,685,681
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	1,890,000	1,953,847
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	2,265,000	2,337,704
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	2,047,967
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 4% 7/1/2032	850,000	828,300
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	1,100,000	1,045,390
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,897,936
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,972,092
		28,183,486
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,555,238	4,550,805
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,665,652	6,330,738
		10,881,543
TOTAL NEW HAMPSHIRE		40,057,253
New Jersey - 6.0%
Education - 0.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,354,043
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Municipal Corp Insured)	40,000	41,889
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Municipal Corp Insured)	55,000	57,125
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	40,000	41,519
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,541,829
		5,036,405
Escrowed/Pre-Refunded - 0.0%
New Jersey Health Care Series 2016 A, 5% 7/1/2025	995,000	1,005,056
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	35,000	36,038
		1,041,094
General Obligations - 4.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	758,500
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	764,833
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,045,662
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	945,000	938,228
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	930,145
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,370,908
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,820,258
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,176,385
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,137,907
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	206,333
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,235,037
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	861,345
New Jersey St Gen. Oblig. 4% 6/1/2031	16,505,000	17,423,002
New Jersey St Gen. Oblig. 5% 6/1/2029	3,000,000	3,273,934
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (i)	6,980,000	6,299,227
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (i)	1,275,000	1,077,953
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (i)	5,300,000	4,109,647
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (i)	10,000,000	6,241,870
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	939,199
New Jersey Trans Trust Fund Auth 4% 6/15/2038	2,660,000	2,662,596
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	6,158,640
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	860,620
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,685,679
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,033,325
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,855,746
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	3,035,956
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	17,268,601
New Jersey Trans Trust Fund Auth 5% 6/15/2050 (Pre-refunded to 6/15/2050 at 100)	3,160,000	3,297,006
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (i)	3,575,000	2,057,846
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,375,307
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,194,486
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	574,050
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	510,000	510,605
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,552,298
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	3,048,859
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	7,555,000	8,160,097
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	647,864
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,555,760
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,477,063
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,256,812
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,333,525
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,189,092
		143,402,206
Health Care - 0.2%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (g)	750,000	597,649
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(g)	855,000	551,393
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,522,333
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	2,070,000	2,076,387
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	972,154
		5,719,916
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,435,000	2,441,812
Transportation - 1.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	890,000	914,106
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,433,520
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	6,085,079
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,346,890
New Jersey Turnpike Authority 5% 1/1/2046	8,000,000	8,652,804
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,468,868
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,633,755
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,828,323
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,930,000	4,301,390
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	6,182,884
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,515,845
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,522,512
		48,885,976
TOTAL NEW JERSEY		206,527,409
New Jersey,New York - 0.5%
Education - 0.5%
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	14,245,000	15,867,537
New Mexico - 0.0%
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	215,000	222,731
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	160,000	163,584
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	170,000	171,375
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	333,632
		891,322
Housing - 0.0%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 D, 3.75% 1/1/2050	780,000	779,458
TOTAL NEW MEXICO		1,670,780
New York - 8.0%
Education - 0.5%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,675,429
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2025	65,000	65,565
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,432,140
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	723,339
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,496,131
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,922,719
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2042	1,180,000	1,257,525
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,924,229
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	594,653
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,641,841
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	4,182,878
		17,916,449
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	491,396
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,970,437
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,113,855
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	9,720,000	9,440,924
		13,016,612
General Obligations - 0.5%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,627,835
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,127,693
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,722,396
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,591,309
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,757,185
		17,826,418
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Municipal Corp Insured)	945,000	961,517
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured)	595,000	595,477
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	1,415,000	1,511,823
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (g)	600,000	536,291
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (g)	1,020,000	867,010
		4,472,118
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	780,000	791,450
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	6,650,000	6,718,625
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	11,205,000	11,366,743
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	13,520,000	13,578,855
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	978,470
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,174,949
		34,609,092
Industrial Development - 0.5%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	16,101,095
Special Tax - 3.8%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	3,395,000	3,533,241
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	5,218,125
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,805,004
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,581,285
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,994,416
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,576,464
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	16,795,000	18,420,303
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	7,820,000	8,196,188
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,955,321
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	4,017,017
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,720,000	4,117,367
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	7,440,000	8,327,292
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	9,295,000	10,517,956
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,771,104
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,499,196
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	22,920,000	22,593,890
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	8,415,556
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2028	6,805,000	6,911,826
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	4,720,000	4,789,486
		129,241,037
Transportation - 1.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	30,171,364
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	2,102,548
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (i)	2,150,000	1,799,186
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (i)	5,285,000	3,714,510
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,969,001
		42,756,609
TOTAL NEW YORK		275,939,430
North Carolina - 1.2%
Electric Utilities - 0.2%
North Carolina Mun Pwr Agy 1 Series C, 5% 1/1/2029	7,555,000	7,700,474
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	210,000	222,762
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	933,620
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,245,000	2,351,053
		3,284,673
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	823,426
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	1,790,000	1,529,655
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,893,574
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,392,427
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,442,191
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,093,882
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	796,607
		8,971,762
Transportation - 0.6%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,970,201
Charlotte NC Arpt Rev Series C, 4% 7/1/2036	1,415,000	1,424,190
Charlotte NC Arpt Rev Series C, 4% 7/1/2037	1,415,000	1,422,590
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	2,791,917
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,726,008
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,417,172
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,493,116
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	1,890,000	1,945,388
		22,190,582
TOTAL NORTH CAROLINA		42,370,253
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	3,620,000	2,537,820
Ohio - 2.2%
Education - 0.4%
Ohio St Higher Edl Fac Commn (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,572,891
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,365,909
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,095,921
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,736,682
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,714,125
Univ Akron Ohio Gen Rcpt 4% 1/1/2028	3,495,000	3,579,500
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,700,000	1,842,659
		12,907,687
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2016 A, 5% 2/15/2046	620,000	626,120
American Mun Pwr Solar 5% 2/15/2039	945,000	988,314
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,486,292
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,078,385
		6,179,111
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	150,000	154,421
Lake Cnty Ohio Hosp Facs Rev Series 2015, 5% 8/15/2027 (Pre-refunded to 8/15/2025 at 100)	60,000	60,708
		215,129
General Obligations - 0.1%
Columbus OH City Sch Dist 5% 12/1/2032	795,000	816,355
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,099,385
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,547,615
		4,463,355
Health Care - 0.9%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,965,000	4,003,321
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2025	65,000	64,957
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	70,000	69,997
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	75,010
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	80,005
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,324,899
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	120,000	120,029
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	8,045,000	9,025,063
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	780,000	728,048
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,726,218
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	137,357
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,213,667
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,830,000	1,884,126
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,119,633
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,196,074
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,268,320
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,352,025
		30,388,749
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	250,000	252,800
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,595,000	1,749,219
		2,002,019
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,979,430
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,230,709
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,471,786
		4,681,925
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,570,000	1,910,150
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	850,000	761,588
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	2,125,000	2,207,267
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,126,448
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,213,813
		10,219,266
Transportation - 0.1%
Cleveland OH Arpt Sys Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	470,000	471,239
Cleveland OH Arpt Sys Rev Series 2016 A, 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	945,000	947,074
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (i)	5,475,000	2,636,672
		4,054,985
TOTAL OHIO		75,112,226
Oklahoma - 0.1%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,580,902
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033	1,750,000	1,968,398
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	295,000	323,353
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,053,324
TOTAL OKLAHOMA		4,925,977
Oregon - 0.8%
General Obligations - 0.5%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,720,503
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	771,069
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,563,786
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (i)	1,995,000	1,107,777
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,069,705
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2035 (Oregon St Guaranteed)	2,960,000	3,097,385
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,956,991
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,949,018
		15,236,234
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	5,290,000	4,209,045
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	3,034,176
		7,243,221
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	560,904
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,030,000	3,035,909
		3,596,813
TOTAL OREGON		26,076,268
Pennsylvania - 6.1%
Education - 0.5%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	1,160,000	556,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	2,135,000	1,024,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	2,375,000	1,140,000
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	945,000	961,481
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	945,000	959,029
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2035	1,495,000	1,510,051
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	10,470,000	10,508,668
		16,660,829
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	3,530,000	3,800,573
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	2,185,000	2,145,169
		5,945,742
Escrowed/Pre-Refunded - 0.0%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2026 (Escrowed to Maturity)	1,115,000	1,148,082
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2029 (Pre-refunded to 12/1/2026 at 100)	720,000	750,810
		1,898,892
General Obligations - 1.0%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	744,812
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	788,878
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	738,535
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,941,716
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,616,760
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,488,864
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,929,302
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,196,236
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,905,217
Philadelphia PA Sch Dist 5% 9/1/2029	3,280,000	3,367,127
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,166,556
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,891,522
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	1,945,000	2,084,771
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,431,994
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	986,384
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,358,480
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	695,000	701,781
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,759,886
		36,098,821
Health Care - 2.5%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,354,779
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Municipal Corp Insured)	5,745,000	4,384,874
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	1,255,000	1,286,095
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	640,000	646,037
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	3,110,000	3,203,239
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	3,005,000	3,256,675
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,886,500
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2038	2,060,000	2,060,909
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2039	2,360,000	2,348,641
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2044	2,360,000	2,437,832
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	1,605,000	1,643,334
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,246
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	39,039
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	3,971,367
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	123,778
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	4,070,821
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	2,153,328
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,645,681
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	6,835,000	6,199,821
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	925,000	975,701
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,113,874
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043 (e)	5,000,000	5,440,850
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 5% 8/15/2040	1,695,000	1,699,166
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,355,540
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	3,173,475
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2044	2,450,000	2,514,570
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	3,915,000	3,992,622
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	9,600,000	10,404,021
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2033	945,000	964,307
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2038	3,025,000	3,107,610
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2048	2,690,000	2,725,791
		84,219,523
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,538,145
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,107,784
		3,645,929
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,099,343
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	486,471
		1,585,814
Transportation - 1.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	5,350,000	5,581,067
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	12,248,962
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	15,919,635
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,933,089
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	493,708
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	492,047
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	542,735
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	587,918
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	540,437
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	585,003
Philadelphia PA Airport Rev 5% 7/1/2042	2,255,000	2,305,907
		42,230,508
Water & Sewer - 0.6%
Capital Region Wtr PA Wtr Rev 5% 7/15/2026	945,000	975,388
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	990,270
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	4,275,000	4,750,085
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	4,750,000	5,261,016
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	2,720,000	3,033,315
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Municipal Corp Insured)	1,890,000	2,144,672
		17,154,746
TOTAL PENNSYLVANIA		209,440,804
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (i)	10,912,493	7,447,629
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	8,222,035
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	2,946,928
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,085,763	1,129,903
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,356,430
		21,102,925
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (g)	2,165,000	2,083,773
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (g)	1,030,000	1,084,982
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	4,335,000	4,547,517
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (g)	2,165,000	2,058,015
		9,774,287
TOTAL PUERTO RICO		30,877,212
Rhode Island - 0.9%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,346,370
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,579,263
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,274,594
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	5,460,115
		11,660,342
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	836,140
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	871,238
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,378,311
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,295,755
		4,381,444
Health Care - 0.3%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,623,632
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	185,000	184,700
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2039	3,100,000	3,127,744
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,870,799
		9,806,875
Housing - 0.2%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	775,000	769,532
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership 1988 Adopted October 19, 1988 Sf Wl Open Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,505,876
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	3,710,000	3,647,955
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	515,000	516,313
		6,439,676
TOTAL RHODE ISLAND		32,288,337
South Carolina - 2.6%
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2024	485,000	485,362
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2025	565,000	573,950
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2026	945,000	982,368
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	3,088,719
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,847,552
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,589,681
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	574,649
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,072,431
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,898,566
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	931,116
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,914,263
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	3,425,000	3,518,734
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	5,140,000	5,275,881
		31,753,272
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	895,834
Health Care - 1.1%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,917,516
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,305,274
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2043	9,360,000	8,923,463
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,994,677
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	8,855,000	9,016,998
		37,157,928
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	895,000	899,529
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	304,506
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	502,462
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	562,448
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	505,507
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	557,727
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	580,842
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	970,000	1,064,154
		4,977,175
Transportation - 0.4%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	1,510,000	1,580,272
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	11,330,000	11,741,146
		13,321,418
TOTAL SOUTH CAROLINA		88,105,627
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	841,592
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	705,468
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,772,933
		3,319,993
TOTAL SOUTH DAKOTA		3,319,993
Tennessee - 1.6%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 4% 10/1/2049	2,445,000	2,159,942
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	7,467,547
		9,627,489
Electric Utilities - 0.8%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,093,610
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2031	6,285,000	7,050,459
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,269,576
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,225,640
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,830,651
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,828,950
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,941,812
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,612,392
		23,853,090
Health Care - 0.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,622,792
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	849,817
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,157,604
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2034	4,240,000	4,798,615
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,205,849
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,210,763
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2030	2,260,000	2,332,451
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2031	1,190,000	1,224,196
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	4,645,000	4,931,147
		19,333,234
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	219,231
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	252,316
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	544,189
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	570,000	566,651
		1,582,387
TOTAL TENNESSEE		54,396,200
Texas - 7.4%
Education - 0.9%
Houston TX Higher Ed (Rice University, TX Proj.) Series 2024, 5% 5/15/2034	10,785,000	12,359,322
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	2,032,476
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	739,857
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2041	1,415,000	1,449,993
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,680,804
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,158,448
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,915,607
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	885,000	913,718
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	2,088,474
		28,338,699
Electric Utilities - 0.8%
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,590,917
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,940,080
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,486,668
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,102,203
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Municipal Corp Insured)	1,930,000	2,151,956
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Municipal Corp Insured)	1,380,000	1,549,404
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,283,412
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Municipal Corp Insured)	1,240,000	1,378,689
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,551,289
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,104,563
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,139,518
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,314,219
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,526,105
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,232,934
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,474,725
		25,826,682
General Obligations - 1.4%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,154,510
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,122,743
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,130,778
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,812,317
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	624,499
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,055,908
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	430,613
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	1,014,407
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,316,312
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed) (e)	3,035,000	2,773,367
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,167,963
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,598,547
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,466,699
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,291,898
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	562,016
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	619,177
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,273,637
Greenville Tex Gen. Oblig. 2% 2/15/2033	1,055,000	866,288
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,494,888
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,106,874
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	685,170
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,353,755
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,955,923
Plano TX Gen. Oblig. 3.37% 9/1/2037	900,000	851,038
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,446,342
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,651,688
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	3,043,067
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	674,552
		52,544,976
Health Care - 0.4%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	3,005,369
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	3,065,000	3,398,867
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	1,011,774
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,599,369
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2035	1,145,000	1,161,220
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	790,000	793,985
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	1,415,000	1,484,499
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2047	1,140,000	1,157,545
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2043	1,320,000	1,366,664
		14,979,292
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	4,090,000	4,491,295
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,401,580	2,942,467
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,020,000	2,001,178
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,015,000	2,028,939
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,096,131
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,845,000	3,129,222
		15,689,232
Special Tax - 0.3%
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,423,427
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	8,820,000	10,111,626
		11,535,053
Transportation - 3.2%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,841,180
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,712,474
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,921,896
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,514,798
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,253,662
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,995,139
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	3,041,972
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,285,763
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	2,860,000	2,910,544
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,961,531
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	9,440,000	9,899,527
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,372,354
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,575,064
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,985,675
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (i)	14,265,000	12,434,572
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	3,056,287
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,725,257
North TX Twy Auth Rev 5% 1/1/2030	250,000	254,353
North TX Twy Auth Rev 5% 1/1/2031	350,000	355,972
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,463,484
North TX Twy Auth Rev 5% 1/1/2034	945,000	975,270
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,262,296
North TX Twy Auth Rev 5% 1/1/2036	1,135,000	1,168,356
North TX Twy Auth Rev 5% 1/1/2037	4,440,000	4,565,084
North TX Twy Auth Rev Series 2015A, 5% 1/1/2032	1,465,000	1,468,443
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	743,223
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,605,240
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,157,474
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,142,902
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,440,715
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,658,168
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,924,980
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,772,627
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2038	2,125,000	2,114,712
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,832,473
		103,393,467
Water & Sewer - 0.0%
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,525,661
TOTAL TEXAS		253,833,062
Utah - 1.1%
General Obligations - 0.1%
Canyons School District Series 2021A, 1.375% 6/15/2033	3,875,000	2,982,917
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	595,199
		3,578,116
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	589,532	478,642
Transportation - 1.0%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,523,246
Salt Lake City UT Arpt Rev 5% 7/1/2051	21,060,000	22,033,708
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,602,651
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,461,152
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,459,409
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	973,574
		33,053,740
TOTAL UTAH		37,110,498
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	2,163,644
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,436,403
		4,600,047
TOTAL VERMONT		4,600,047
Virginia - 1.4%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,570,000	2,615,304
General Obligations - 1.1%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,234,935
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,351,141
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,547,940
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	3,077,771
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,636,386
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	450,000	475,554
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,992,914
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,177,914
		35,494,555
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,280,000	1,375,411
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2026	1,850,000	1,850,770
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,510,903
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	350,000	341,055
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	325,000	317,442
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	945,000	968,340
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	210,000	214,313
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	945,000	962,011
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	2,360,000	2,375,021
		9,915,266
TOTAL VIRGINIA		48,025,125
Washington - 3.1%
Education - 0.7%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,275,943
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,561,705
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,245,390
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	846,132
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	784,843
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,492,225
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	4,290,160
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,510,000	1,526,155
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	945,000	954,222
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2040	1,535,000	1,541,791
		23,518,566
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (i)	1,395,000	1,243,363
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	978,651
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	977,649
		3,199,663
General Obligations - 0.4%
King County WA Gen. Oblig. 2% 1/1/2037	535,000	406,078
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,292,413
State of Washington Gen. Oblig. Series 2015C, 5% 2/1/2034	905,000	908,217
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,063,792
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,089,692
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	920,446
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	917,062
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,355,792
		13,953,492
Health Care - 1.4%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (g)	325,000	326,162
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (g)	100,000	98,718
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (g)	300,000	274,367
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,896,472
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	991,453
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,844,502
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,100,842
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	9,515,000	9,853,804
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 4% 8/15/2041	6,845,000	6,512,927
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	391,649
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	831,339
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,549,128
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,264,695
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,164,759
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,779,132
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,188,537
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,477,914
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,016,343
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,451,034
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2029	2,125,000	2,199,620
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2030	945,000	975,361
		50,188,758
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,574,646
Special Tax - 0.4%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	550,000	438,383
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	11,862,189
		12,300,572
TOTAL WASHINGTON		106,735,697
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	980,000	972,156
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,785,812
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,635,000	1,646,639
		3,432,451
TOTAL WEST VIRGINIA		4,404,607
Wisconsin - 2.4%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (g)	985,000	994,483
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2043	345,000	343,997
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	575,000	562,635
		1,901,115
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (g)	100,000	109,924
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2030 (Pre-refunded to 9/1/2027 at 100)	1,200,000	1,264,022
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2032 (Pre-refunded to 9/1/2027 at 100)	1,040,000	1,095,485
		2,469,431
General Obligations - 0.6%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	852,693
Kohler Wis Sch Dist 2% 3/1/2038	620,000	453,158
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Municipal Corp Insured)	2,840,000	2,089,016
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,920,813
New Richmond Wis Sch Dist 4% 4/1/2043	1,565,000	1,545,326
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,872,079
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,402,989
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,392,298
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,435,143
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	1,053,646
Wisconsin Rapids School District Series 2021, 2% 4/1/2036	1,110,000	800,283
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033 (e)	1,390,000	1,572,138
		23,389,582
Health Care - 1.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,331,526
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,316,393
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	5,820,000	5,994,918
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	3,061,130
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (g)	620,000	621,962
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (g)	705,000	693,473
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (g)	1,615,000	1,560,099
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (g)	500,000	500,390
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (g)	550,000	556,193
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (g)	230,000	232,984
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (g)	220,000	221,296
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (g)	220,000	220,000
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (g)	410,000	402,437
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,333,896
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024B, 5% tender 4/1/2054 (b)	5,000,000	5,498,249
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,480,000	2,380,861
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 4% 4/1/2039	1,365,000	1,336,493
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,602,540
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019 B 1, 2.825% 11/1/2028	10,000	9,998
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	3,975,000	3,992,615
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2039	1,125,000	1,125,512
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,960,000	2,114,220
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,355,000	1,459,795
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,192,938
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	609,838
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,484,782
		42,854,538
Industrial Development - 0.4%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (g)	12,205,000	9,754,337
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (g)	3,990,000	3,339,529
		13,093,866
TOTAL WISCONSIN		83,708,532
TOTAL MUNICIPAL SECURITIES (Cost $3,407,287,298)		3,330,213,391

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $84,963,328)	3.63	84,932,755	84,966,727

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $3,492,250,626)	3,415,180,118
NET OTHER ASSETS (LIABILITIES) - 0.7%	23,810,673
NET ASSETS - 100.0%	3,438,990,791

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,823,343 or 1.3% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	149,768,605	455,271,189	520,073,067	2,290,046	1,019	(1,019)	84,966,727	5.2%
Total	149,768,605	455,271,189	520,073,067	2,290,046	1,019	(1,019)	84,966,727

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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